Jul. 31, 2019

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED JULY 31, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.
Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Money Market Fund (the "Fund") so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of July 31, 2020 in the footnotes to the Fund’s fee table in the section entitled "FUND SUMMARIES – U.S. Government Select Money Market Fund – Fees and Expenses of the Fund," are hereby deleted and replaced with a termination date of January 22, 2021.

2.
The second sentence of the first paragraph under the section entitled “FUND SUMMARIES – U.S. Government Select Money Market Fund – Principal Investment Strategies” on page 19 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Fund will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.